BUSINESS COMBINATIONS - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2025 USD ($) shares
Disclosure of detailed information about business combination [line items]
Total general and administrative expenses	$ 8,422	$ 6,237	$ 16,031	$ 12,541
Fair value movement on contingent consideration	21,159	0	21,632	0
Contingent consideration	37,205		37,205		$ 0
Contingent consideration	7,957		7,957		0
Acquisition related costs
Disclosure of detailed information about business combination [line items]
Total general and administrative expenses	378	$ (450)	703	$ 357
OddsJam
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired						100.00%
Cash paid						$ 64,773
Ordinary shares issued (in shares) | shares						708,178
Additional payment based on growth in contribution, current fiscal year						$ 60
Additional payment based on growth in contribution, next fiscal year						$ 80
Option to pay earnout consideration in ordinary shares, percentage						50.00%
Revenue associated with the acquisition			16,992
Goodwill recognized						$ 57,709
Fair value movement on contingent consideration	21,159		21,632
Contingent consideration	45,162		45,162
Contingent consideration	37,205		37,205
Contingent consideration	$ 7,957		$ 7,957
OddsJam | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.0958		0.0958
OddsJam | Volatility applied to forecasted performance conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.59		0.59			0.622
OddsJam | Acquisition related costs
Disclosure of detailed information about business combination [line items]
Total general and administrative expenses	$ 378		$ 703		$ 1,942
OddsJam | Minimum
Disclosure of detailed information about business combination [line items]
Additional payments, range of outcomes						$ 40,000
OddsJam | Minimum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.20		0.20			0.29
OddsJam | Minimum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration						0.0758
OddsJam | Minimum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.133		0.133			0.131
OddsJam | Maximum
Disclosure of detailed information about business combination [line items]
Additional payments, range of outcomes						$ 80
OddsJam | Maximum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.59		0.59			0.51
OddsJam | Maximum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration						0.0772
OddsJam | Maximum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.142		0.142			0.14